Inventory	12 Months Ended
Oct. 31, 2020
Inventory

6.	Inventory

The Company’s inventory composition is as follows:

	October 31, 2020	October 31, 2019
Raw materials	$8,588	$27,860
Work in process	919,464	819,675
Finished goods	196,308	93,180
Balance	$1,124,360	$940,715

The cost of inventories included as an expense and included in cost of goods sold for the year ended October 31, 2020, was $2,155,507 (2019 - $2,935,934; 2018 - $1,889,229).